UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09637
                                   811-09739

Name of Fund: BlackRock Large Cap Series Funds, Inc.
                 BlackRock Large Cap Core Retirement Portfolio
                 BlackRock Large Cap Growth Retirement Portfolio
                 BlackRock Large Cap Value Retirement Portfolio
              Master Large Cap Series LLC
                 Master Large Cap Core Portfolio
                 Master Large Cap Growth Portfolio
                 Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 04/30/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock                                                              BLACKROCK
Large Cap Series Funds, Inc.

SEMI-ANNUAL REPORT
APRIL 30, 2008 | (UNAUDITED)

BlackRock Large Cap Core Retirement Portfolio
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Retirement Portfolio

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summaries ...........................................................     4
About Fund Performance ...................................................     7
Disclosure of Expenses ...................................................     7
Fund Financial Statements:
    Statements of Assets and Liabilities .................................     8
    Statements of Operations .............................................     9
    Statements of Changes in Net Assets ..................................    10
Fund Financial Highlights ................................................    11
Fund Notes to Financial Statements .......................................    12
Master Portfolio Information .............................................    14
Master Financial Statements:
    Schedules of Investments .............................................    16
    Statements of Assets and Liabilities .................................    25
    Statements of Operations .............................................    26
    Statements of Changes in Net Assets ..................................    27
Master Financial Highlights ..............................................    29
Master Notes to Financial Statements .....................................    31
Officers and Directors ...................................................    34
Additional Information ...................................................    35
Mutual Fund Family .......................................................    38


2         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

A Letter to Shareholders

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the "Fed") intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed's other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed's response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad "flight-to-quality" theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April
30. Treasury issues relinquished some of their gains in April, however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008                                                                6-month        12-month
=========================================================================================================================
U.S. equities (S&P 500 Index)                                                                     - 9.64%          - 4.68%
-------------------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                                      -12.92           -10.96
-------------------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                                 - 9.21           - 1.78
-------------------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                               + 4.08           + 6.87
-------------------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                                    + 1.47           + 2.79
-------------------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)               - 0.73           - 0.80
-------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary                       BlackRock Large Cap Core Retirement Portfolio

Portfolio Management Commentary

      How did the Portfolio perform?

o The Portfolio underperformed the benchmark Russell 1000(R) Index for the period from inception (January 3, 2008) through April 30, 2008.

      What factors influenced performance?

o Security selection and overweight positions versus the benchmark in health care and information technology (IT) had the greatest negative effect on the Fund's comparative performance for the period. Selection decisions proved most unfavorable among health care providers and semiconductor and software names within the IT sector. Stock selection in financials (particularly capital markets and diversified services) and materials also detracted from results for the period.

o Meanwhile, overweight positions in the consumer discretionary and energy sectors proved advantageous, but resultant gains were offset by disappointing stock selection. Stock-specific disappointments in specialty retailers and diversified services hampered results within consumer discretionary. Within energy, oil and gas names were the weakest performers, in particular oil refiners, whose profit margins were compressed by higher oil prices.

o On the positive side, an underweight in telecommunication services enhanced the Fund's relative return for the period.

      Describe recent Portfolio activity.

o During the period, we increased the Portfolio's exposure to energy. We reduced exposure to the consumer staples, industrials and consumer discretionary sectors.

o Among our largest purchases were Occidental Petroleum Corp., Best Buy Co., Inc., Gap, Inc., MetLife, Inc. and Baxter International, Inc. Our largest sales included Merck & Co., Southern Copper Corp., Apollo Group, Inc., eBay, Inc. and Applied Materials, Inc.

      Describe Portfolio positioning at period-end.

o On April 30, 2008, the Portfolio was overweight versus the benchmark in the IT, health care, energy and consumer discretionary sectors, and underweight in financials, consumer staples, utilities and telecommunication services.

o We continue to expect lackluster U.S. economic growth over the next several quarters as counteracting forces prevent both an outright recession and a return to its historical trend or above-trend growth. While inflationary problems do exist in some emerging markets, we expect inflationary pressures in the U.S. to diminish in the months ahead, particularly since the credit squeeze and housing bust are both deflationary forces and the economy continues to operate below its potential. We recognize that economic risks remain and the rally in global equity prices late in the semi-annual period may have advanced to the point at which some additional corrective action could take place. In our view, however, the broad economic, corporate earnings and inflationary backdrop should benefit most market sectors and act as a foundation for improved market conditions, which we believe has already begun to fall into place.

Performance Summary for the Period Ended April 30, 2008

                                                                  Aggregate
                                                                Total Returns*
                                                               -----------------
                                                               Since Inception**
--------------------------------------------------------------------------------
Class K ..................................................         -9.74%
Russell 1000 Index*** ....................................         -3.56%
--------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 7 for a detailed description of share classes, including any related sales charges and fees.
**    The Fund commenced operations on January 3, 2008.
*** This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Russell 1000 is a registered trademark of the Frank Russell Company.

      Past performance is not indicative of future results.


4         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

Fund Summary                     BlackRock Large Cap Growth Retirement Portfolio

Portfolio Management Commentary

      How did the Portfolio perform?

o The Portfolio underperformed the benchmark Russell 1000 Growth Index for the period from inception (January 3, 2008) through April 30, 2008.

      What factors influenced performance?

o The Portfolio's underperformance for the period resulted primarily from stock selection factors, while asset allocation effects were modestly better.

o Stock selection and an overweight versus the benchmark in the health care sector (mainly health care providers) had the greatest negative impact on comparative performance. Selection decisions in consumer discretionary (notably specialty retailers) and consumer staples (especially food and beverage companies) also detracted from results.

o Elsewhere within the Portfolio, stock-specific weakness in information technology (IT), particularly in software names, hampered performance for the period. Within energy, underperformance was concentrated among oil refiners, whose profit margins were compressed by higher oil prices. An overweight in industrials proved advantageous, but the resultant gains were offset by disappointing stock selection in the sector.

o On the positive side, an underweight in financials (mainly capital markets and diversified services) benefited the Portfolio's comparative performance, offsetting negative stock selection effects within the sector. An overweight in materials also enhanced the relative return.

      Describe recent Portfolio activity.

o During the period, we increased the Portfolio's exposure to the health care, materials and IT sectors. We reduced exposure to the consumer discretionary, consumer staples and financials sectors.

o Among our largest purchases were Microsoft Corp., Johnson & Johnson, Baxter International, Inc., Lincare Holdings, Inc. and Amazon Corp. Our largest sales included Merck & Co., Apollo Group, Inc., Honeywell International, Inc., EMC Corp. and Southern Copper Corp.

      Describe Portfolio positioning at period-end.

o On April 30, 2008, the Portfolio was overweight relative to the benchmark in IT, health care, materials and industrials, and underweight in consumer staples, financials and utilities.

o We continue to believe that U.S. economic growth will be flat or will increase no more than 2% over the next several quarters as counteracting forces prevent both an outright recession and a return to its historical trend or above-trend growth. While inflationary problems do exist in some emerging markets, we expect inflationary pressures in the U.S. to diminish in the months ahead, particularly since the credit squeeze and housing bust are both deflationary forces and the economy continues to operate below its potential. We recognize that economic risk remains and the rally in global equity prices late in the semi-annual period may have advanced to the point at which some additional corrective action could take place. In our view, however, the broad economic, corporate earnings and inflationary backdrop should benefit most market sectors and act as a foundation for improved market conditions, which we believe has already begun to fall into place.

Performance Summary for the Period Ended April 30, 2008

                                                                  Aggregate
                                                                Total Returns*
                                                               -----------------
                                                               Since Inception**
--------------------------------------------------------------------------------
Class K ..................................................         -9.29%
Russell 1000 Growth Index*** .............................         -4.12%
--------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 7 for a detailed description of share classes, including any related sales charges and fees.
**    The Fund commenced operations on January 3, 2008.
*** This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation. Russell 1000 is a registered trademark of the Frank Russell Company.

      Past performance is not indicative of future results.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008         5

Fund Summary                      BlackRock Large Cap Value Retirement Portfolio

Portfolio Management Commentary

      How did the Portfolio perform?

o The Portfolio underperformed the benchmark Russell 1000 Value Index for the period from inception (January 3, 2008) through April 30, 2008.

      What factors influenced performance?

o Stock selection and an overweight position versus the benchmark in the health care sector (mainly health care providers) had the greatest negative impact on Portfolio performance for the period. Stock selection in consumer discretionary (particularly specialty retailers) and consumer staples (notably food and beverage companies) also detracted from the relative return.

o An overweight in the energy sector proved advantageous, but was overshadowed by disappointing stock selection among oil and gas names. The underperformance was concentrated among oil refiners, whose profit margins were compressed by higher oil prices. Elsewhere within the Portfolio, security selection in financials (particularly capital markets names) and materials (primarily in metals and mining) hampered results.

o On the positive side, stock selection in industrials, particularly in the machinery sub-sector, contributed positively to performance. The Portfolio's significant underweight in both the telecommunication services and utilities sectors also benefited the relative return.

      Describe recent Portfolio activity.

o During the period, we increased the Portfolio's exposure to the industrials, energy and materials sectors. We reduced exposure to the consumer discretionary and consumer staples sectors.

o Among our largest purchases were Pfizer, Inc., Merck & Co., Allstate Corp., Capital One Financial Corp. and Gap, Inc. Our largest sales included American International Group, Inc., Goldman Sachs Group, Inc., JP Morgan Chase & Co., Janus Capital Group Inc. and Mosaic Co.

      Describe Portfolio positioning at period-end.

o On April 30, 2008, the Portfolio was overweight relative to the benchmark in information technology, health care, industrials and energy, and underweight in the financials, consumer staples, utilities, telecommunication services and consumer discretionary sectors.

o We continue to expect lackluster U.S. economic growth over the next several quarters as counteracting forces prevent both an outright recession and a return to its historical trend or above-trend growth. While inflationary problems do exist in some emerging markets, we expect inflationary pressures in the U.S. to diminish in the months ahead, particularly since the credit squeeze and housing bust are both deflationary forces and the economy continues to operate below its potential. We recognize that economic risks remain and the rally in global equity prices late in the semi-annual period may have advanced to the point at which some additional corrective action could take place. In our view, however, the broad economic, corporate earnings and inflationary backdrop should benefit most market sectors and act as a foundation for improved market conditions, which we believe has already begun to fall into place.

Performance Summary for the Period Ended April 30, 2008

                                                                  Aggregate
                                                                Total Returns*
                                                               -----------------
                                                               Since Inception**
--------------------------------------------------------------------------------
Class K ..................................................         -6.90%
Russell 1000 Growth Index*** .............................         -2.95%
--------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 7 for a detailed description of share classes, including any related sales charges and fees.
**    The Fund commenced operations on January 3, 2008.
*** This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values. Russell 1000 is a registered trademark of the Frank Russell Company.

      Past performance is not indicative of future results.


6         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

About Fund Performance                    BlackRock Large Cap Series Funds, Inc.

o Class K Shares are not subject to any sales charge. Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance data does not reflect this potential fee. Figures shown in each of the performance tables on pages 4 - 6 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on January 3, 2008 and held through April 30, 2008) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled "Expenses Paid During the Period."

The tables also provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the tables are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

                                                Actual                                                Hypothetical**
                         -----------------------------------------------------  ----------------------------------------------------
                             Beginning          Ending                              Beginning         Ending
                           Account Value     Account Value     Expenses Paid      Account Value    Account Value     Expenses Paid
                          January 3, 2007   April 30, 2008   During the Period*  January 3, 2007  April 30, 2008  During the Period*
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core
  Retirement Portfolio ....   $1,000           $902.60             $1.82             $1,000           $1,014.38           $1.93
BlackRock Large Cap Growth
  Retirement Portfolio ....   $1,000           $907.10             $1.98             $1,000           $1,014.18           $2.10
BlackRock Large Cap Value
  Retirement Portfolio ....   $1,000           $931.00             $1.95             $1,000           $1,014.28           $2.03
------------------------------------------------------------------------------------------------------------------------------------

* For each Portfolio, expenses are equal to the annualized expense ratio for the class (0.59% for BlackRock Large Cap Core Retirement Portfolio, 0.64% for BlackRock Large Cap Growth Retirement Portfolio and 0.62% for BlackRock Large Cap Value Retirement Portfolio), multiplied by the average account value over the period, multiplied by 119/366 (to reflect the period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master portfolio in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent period divided by 366.

      See "Disclosure of Expenses" for further information on how expenses were calculated.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008         7

Statements of Assets and Liabilities      BlackRock Large Cap Series Funds, Inc.

                                                                                    BlackRock        BlackRock          BlackRock
                                                                                 Large Cap Core   Large Cap Growth  Large Cap Value
                                                                                   Retirement        Retirement        Retirement
April 30, 2008 (Unaudited)                                                          Portfolio         Portfolio         Portfolio
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investment at value -- Master Large Cap Core Portfolio,
  Master Large Cap Growth Portfolio and Master Large Cap Value
  Portfolio (the "Portfolios"), respectively 1 ...............................    $ 147,619,797     $ 117,860,184     $ 108,531,586
Receivable from advisor ......................................................            8,925            17,608            14,461
Other assets .................................................................           33,491            33,949            33,191
                                                                                  -------------------------------------------------
Total assets .................................................................      147,662,213       117,911,741       108,579,238
                                                                                  -------------------------------------------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Other affiliates payable .....................................................           28,098            26,888            26,700
                                                                                  -------------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets ...................................................................    $ 147,634,115     $ 117,884,853     $ 108,552,538
                                                                                  =================================================
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Shares of Common Stock, $0.10 par value, 2
  200,000,000 shares authorized ..............................................    $   1,234,828     $   1,160,727     $     628,829
Paid-in capital in excess of par .............................................      162,622,182       128,485,536       116,502,380
Undistributed net investment income ..........................................          266,358            60,371           284,769
Accumulated net realized losses allocated from the Portfolios ................       (6,918,973)       (3,865,032)       (2,327,318)
Net unrealized appreciation/depreciation allocated from the Portfolios .......       (9,570,280)       (7,956,749)       (6,536,122)
                                                                                  -------------------------------------------------
Net Assets ...................................................................    $ 147,634,115     $ 117,884,853     $ 108,552,538
                                                                                  =================================================
Class K -- Net asset value per common share ..................................    $       11.96     $       10.16     $       17.26
                                                                                  =================================================
    1 Cost ...................................................................    $ 157,190,077     $ 125,816,933     $ 115,067,708
                                                                                  =================================================
    2 Shares outstanding .....................................................       12,348,278        11,607,269         6,288,292
                                                                                  =================================================

See Notes to Financial Statements.


8         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

Statements of Operations                  BlackRock Large Cap Series Funds, Inc.

                                                                                    BlackRock        BlackRock          BlackRock
                                                                                 Large Cap Core   Large Cap Growth  Large Cap Value
                                                                                   Retirement        Retirement        Retirement
Period January 3, 2008 1 to April 30, 2008 (Unaudited)                             Portfolio         Portfolio         Portfolio
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income allocated from the Portfolios:
    Dividends ................................................................    $     520,916     $     279,946     $     488,397
    Securities lending .......................................................           36,969            24,481            19,864
    Interest from affiliates .................................................              226             1,198             1,958
    Expenses .................................................................         (241,078)         (210,986)         (185,528)
                                                                                  -------------------------------------------------
Total income .................................................................          317,033            94,639           324,691
                                                                                  -------------------------------------------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Transfer agent ...............................................................           39,723            38,006            37,387
Printing .....................................................................            8,545             8,309             8,101
Offering .....................................................................            7,492             7,502             7,339
Professional .................................................................            5,933             5,581             6,996
Registration .................................................................            2,234             1,748             1,717
Miscellaneous ................................................................              813               815               796
                                                                                  -------------------------------------------------
Total expenses ...............................................................           64,740            61,961            62,336
Less fees waived by advisor ..................................................          (14,065)          (27,693)          (22,414)
                                                                                  -------------------------------------------------
Total expenses after waiver ..................................................           50,675            34,268            39,922
                                                                                  -------------------------------------------------
Net investment income ........................................................          266,358            60,371           284,769
                                                                                  -------------------------------------------------
===================================================================================================================================
Realized and Unrealized Loss Allocated from the Portfolios
-----------------------------------------------------------------------------------------------------------------------------------
Net realized loss from investments ...........................................       (6,918,973)       (3,865,032)       (2,327,318)
Net change in unrealized appreciation/depreciation on investments ............       (9,570,280)       (7,956,749)       (6,536,122)
                                                                                  -------------------------------------------------
Total realized and unrealized loss ...........................................      (16,489,253)      (11,821,781)       (8,863,440)
                                                                                  -------------------------------------------------
Net Decrease in Net Assets Resulting from Operations .........................    $ (16,222,895)    $ (11,761,410)    $  (8,578,671)
                                                                                  =================================================

1     Commencement of operations.

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008         9

Statements of Changes in Net Assets       BlackRock Large Cap Series Funds, Inc.

                                                                                               Period January 3, 2008 1
                                                                                            to April 30, 2008 (Unaudited)
                                                                                  -------------------------------------------------
                                                                                    BlackRock        BlackRock          BlackRock
                                                                                 Large Cap Core   Large Cap Growth  Large Cap Value
                                                                                   Retirement        Retirement        Retirement
Increase (Decrease) in Net Assets:                                                 Portfolio         Portfolio         Portfolio
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ........................................................    $     266,358     $      60,371     $     284,769
Net realized loss ............................................................       (6,918,973)       (3,865,032)       (2,327,318)
Net change in unrealized appreciation/depreciation ...........................       (9,570,280)       (7,956,749)       (6,536,122)
                                                                                  -------------------------------------------------
Net decrease in net assets resulting from operations .........................      (16,222,895)      (11,761,410)       (8,578,671)
                                                                                  -------------------------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from capital share transactions ...........      163,857,010       129,646,263       117,131,209
                                                                                  -------------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets .................................................      147,634,115       117,884,853       108,552,538
Beginning of period ..........................................................               --                --                --
                                                                                  -------------------------------------------------
End of period ................................................................    $ 147,634,115     $ 117,884,853     $ 108,552,538
                                                                                  =================================================
End of period undistributed net investment income ............................    $     266,358     $      60,371     $     284,769
                                                                                  =================================================

1     Commencement of operations.

See Notes to Financial Statements.


10         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

Financial Highlights                      BlackRock Large Cap Series Funds, Inc.

                                                                                                    Class K
                                                                               -------------------------------------------------
                                                                                            Period January 3, 2008 1
                                                                                         to April 30, 2008 (Unaudited)
                                                                               -------------------------------------------------
                                                                                 BlackRock        BlackRock          BlackRock
                                                                              Large Cap Core   Large Cap Growth  Large Cap Value
                                                                                Retirement        Retirement        Retirement
                                                                                Portfolio         Portfolio         Portfolio
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......................................    $       13.25     $       11.20     $       18.54
                                                                               -------------------------------------------------
Net investment income 2 ...................................................             0.02              0.01              0.04
Net realized and unrealized loss ..........................................            (1.31)            (1.05)            (1.32)
                                                                               -------------------------------------------------
Net decrease from investment operations ...................................            (1.29)            (1.04)            (1.28)
                                                                               -------------------------------------------------
Net asset value, end of period ............................................    $       11.96     $       10.16     $       17.26
                                                                               =================================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
Total investment return ...................................................            (9.74%) 3         (9.29%) 3         (6.90%) 3
                                                                               =================================================
================================================================================================================================
Ratios to Average Net Assets 4,5
--------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ...............................................             0.59%             0.64%             0.62%
                                                                               =================================================
Total expenses ............................................................             0.62%             0.71%             0.68%
                                                                               =================================================
Net investment income .....................................................             0.54%             0.16%             0.78%
                                                                               =================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ...........................................    $     147,634     $     117,885     $     108,553
                                                                               =================================================
Portfolio turnover ........................................................               52%               73%               45%
                                                                               =================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Aggregate total investment return.
4 Includes the Portfolio's share of the Master LLC's allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008         11

Notes to Financial Statements (Unaudited) BlackRock Large Cap Series Funds, Inc.

1. Significant Accounting Policies:

BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio (the "Funds" or individually as the "Fund"), constituting three of the series of BlackRock Large Cap Series Funds, Inc. are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. Each Fund seeks to achieve its investment objective by investing all, or a portion of, its assets in Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (the "Portfolios" or individually as the "Portfolio"), respectively, constituting Master Large Cap Series LLC (the "Master LLC"), which has the same investment objective and strategies as the corresponding Fund. The value of the Funds' investment in the Portfolios reflects the Funds' proportionate interest in the net assets of the Portfolios. The performance of the Funds is directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentages of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio owned by BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio, were 3.3%, 11.6% and 2.2%, respectively.

The following is a summary of significant accounting policies followed by the
Funds:

Valuation of Investments: Each Fund records its investment in the corresponding Portfolio at fair value. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

o Level 1 -- price quotations in active markets/exchanges for identical securities

o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following table summarizes the inputs used as of April 30, 2008 in determining the fair valuation of the Fund's investments:

Investments in Securities
--------------------------------------------------------------------------------
                               BlackRock          BlackRock         BlackRock
                             Large Cap Core    Large Cap Growth  Large Cap Value
Valuation                      Retirement        Retirement         Retirement
Inputs                          Portfolio         Portfolio          Portfolio
--------------------------------------------------------------------------------
Level 1                                 --                 --                 --
Level 2                       $147,619,797       $117,860,184       $108,531,586
Level 3                                 --                 --                 --
--------------------------------------------------------------------------------
Total                         $147,619,797       $117,860,184       $108,531,586
================================================================================

Investment Transactions and Net Investment Income: Investment transactions in the Portfolios are accounted for on a trade date basis. Each Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, each Fund accrues its own expenses.

Dividends and Distributions to Shareholders: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.

Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"), prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The administrator has evaluated the application of FIN 48 to each Fund and has determined that the adoption of FIN 48 does not have a material impact on the Funds' financial statements. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning


12         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

Notes to Financial Statements (concluded) BlackRock Large Cap Series Funds, Inc.

after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The administrator is currently evaluating the implications of FAS 161 and the impact on each Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to each Fund are charged to that Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Offering costs are amortized over a twelve month period beginning with the commencement of operations.

2. Transactions with Affiliates:

Each Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than investment advice and related portfolio activities). The Administrator does not receive an administration fee. The Administrator has contractually agreed to waive direct expenses of each Fund to the extent necessary to limit the ordinary annual operating expenses of each Fund to 0.65% of the average daily net assets of each Fund. This arrangement has a one year term and is renewable. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

Each Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent. Transfer agency fees borne by each of the Funds are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Share Transactions:

Transactions in capital shares for Class K were as follows:

                                                      Period January 3, 2008 1
                                                          to April 30, 2008
                                                     --------------------------
BlackRock Large Cap Core Retirement Portfolio          Shares         Amount
-------------------------------------------------------------------------------
Class K
-------------------------------------------------------------------------------
Shares sold ....................................     13,868,242   $ 182,293,516
Shares redeemed ................................     (1,519,964)    (18,436,506)
                                                     --------------------------
Net increase ...................................     12,348,278   $ 163,857,010
                                                     ==========================
BlackRock Large Cap Growth Retirement Portfolio
-------------------------------------------------------------------------------
Class K
-------------------------------------------------------------------------------
Shares sold ....................................     13,104,397   $ 145,040,817
Shares redeemed ................................     (1,497,128)    (15,394,554)
                                                     --------------------------
Net increase ...................................     11,607,269   $ 129,646,263
                                                     ==========================
BlackRock Large Cap Value Retirement Portfolio
-------------------------------------------------------------------------------
Class K
-------------------------------------------------------------------------------
Shares sold ....................................      7,309,388   $ 134,652,265
Shares redeemed ................................     (1,021,096)    (17,521,056)
                                                     --------------------------
Net increase ...................................      6,288,292   $ 117,131,209
                                                     ==========================

1     Commencement of operations.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008         13

Portfolio Information as of April 30, 2008           Master Large Cap Series LLC

Sector Representation

                                                                      Percent of
Master Large Cap Core Portfolio                            Long-Term Investments
--------------------------------------------------------------------------------
Information Technology ....................................................  25%
Health Care ...............................................................  19
Energy ....................................................................  18
Industrials ...............................................................  13
Consumer Discretionary ....................................................  11
Financials ................................................................   7
Materials .................................................................   4
Consumer Staples ..........................................................   2
Telecommunication Services ................................................   1
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Growth Portfolio                          Long-Term Investments
--------------------------------------------------------------------------------
Information Technology ....................................................  37%
Health Care ...............................................................  21
Industrials ...............................................................  15
Consumer Discretionary ....................................................  11
Materials .................................................................   6
Energy ....................................................................   6
Consumer Staples ..........................................................   2
Financials ................................................................   2
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Value Portfolio                           Long-Term Investments
--------------------------------------------------------------------------------
Energy ....................................................................  23%
Financials ................................................................  18
Industrials ...............................................................  17
Health Care ...............................................................  15
Information Technology ....................................................  13
Consumer Discretionary ....................................................   5
Materials .................................................................   5
Consumer Staples ..........................................................   2
Telecommunication Services ................................................   2
--------------------------------------------------------------------------------

      For Portfolio compliance purposes, sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Five Largest Industries

                                                                      Percent of
Master Large Cap Core Portfolio                                       Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ...............................................  17%
Health Care Providers & Services ..........................................   8
Computers & Peripherals ...................................................   8
Software ..................................................................   7
Specialty Retail ..........................................................   6
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Growth Portfolio                                     Net Assets
--------------------------------------------------------------------------------
Software ..................................................................  12%
Computers & Peripherals ...................................................  10
Health Care Providers & Services ..........................................   7
Specialty Retail ..........................................................   6
Semiconductors & Semiconductor Equipment ..................................   6
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Value Portfolio                                      Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ...............................................  21%
Insurance .................................................................  13
Machinery .................................................................   7
Health Care Providers & Services ..........................................   6
Pharmaceuticals ...........................................................   5
--------------------------------------------------------------------------------


14         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

Portfolio Information (concluded)                    Master Large Cap Series LLC

Ten Largest Equity Holdings

                                                                      Percent of
Master Large Cap Core Portfolio                                       Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ..........................................................  5%
Chevron Corp. ..............................................................  3
Microsoft Corp. ............................................................  2
International Business Machines Corp. ......................................  2
ConocoPhillips .............................................................  2
Pfizer, Inc. ...............................................................  2
Hewlett-Packard Co. ........................................................  2
Oracle Corp. ...............................................................  2
Occidental Petroleum Corp. .................................................  2
Johnson & Johnson ..........................................................  2
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Growth Portfolio                                     Net Assets
--------------------------------------------------------------------------------
Microsoft Corp. ............................................................  4%
International Business Machines Corp. ......................................  3
Hewlett-Packard Co. ........................................................  3
Exxon Mobil Corp. ..........................................................  3
Oracle Corp. ...............................................................  2
Johnson & Johnson ..........................................................  2
Monsanto Co. ...............................................................  2
Baxter International, Inc. .................................................  2
Texas Instruments, Inc. ....................................................  2
Lockheed Martin Corp. ......................................................  2
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Value Portfolio                                      Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ..........................................................  7%
Chevron Corp. ..............................................................  4
ConocoPhillips .............................................................  3
Pfizer, Inc. ...............................................................  3
General Electric Co. .......................................................  3
Occidental Petroleum Corp. .................................................  2
AT&T Inc. ..................................................................  2
Walt Disney Co. ............................................................  2
The Allstate Corp. .........................................................  2
International Business Machines Corp. ......................................  2
--------------------------------------------------------------------------------


         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008         15

Schedule of Investments April 30, 2008 (Unaudited)
                                                 Master Large Cap Core Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares       Value
===============================================================================
Consumer Discretionary -- 11.2%
Household Durables -- 0.1%
NVR, Inc. (a)                                           10,000   $    6,135,000
-------------------------------------------------------------------------------
Internet & Catalog Retail -- 1.0%
Expedia, Inc. (a)(b)                                 1,830,000       46,225,800
-------------------------------------------------------------------------------
Media -- 2.7%
Omnicom Group Inc.                                   1,050,000       50,127,000
Walt Disney Co. (b)                                  2,140,000       69,400,200
                                                                 --------------
                                                                    119,527,200
-------------------------------------------------------------------------------
Specialty Retail -- 6.2%
AutoZone, Inc. (a)                                     360,000       43,470,000
Best Buy Co., Inc. (b)                               1,120,000       48,182,400
GameStop Corp. Class A (a)(b)                          840,000       46,233,600
The Gap, Inc.                                        2,680,000       49,901,600
RadioShack Corp. (b)                                 2,060,800       28,645,120
Ross Stores, Inc.                                      370,000       12,391,300
TJX Cos., Inc.                                       1,500,000       48,330,000
                                                                 --------------
                                                                    277,154,020
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 1.2%
Nike, Inc. Class B (b)                                 780,000       52,104,000
-------------------------------------------------------------------------------
Total Consumer Discretionary                                        501,146,020
===============================================================================
Consumer Staples -- 1.9%
Beverages -- 0.3%
Coca-Cola Enterprises, Inc.                            260,000        5,850,000
Pepsi Bottling Group, Inc.                             240,000        8,090,400
                                                                 --------------
                                                                     13,940,400
-------------------------------------------------------------------------------
Food & Staples Retailing -- 0.1%
BJ's Wholesale Club, Inc. (a)(b)                       180,000        6,861,600
-------------------------------------------------------------------------------
Household Products -- 0.7%
The Procter & Gamble Co.                               440,000       29,502,000
-------------------------------------------------------------------------------
Personal Products -- 0.8%
Herbalife Ltd.                                         840,000       36,775,200
-------------------------------------------------------------------------------
Total Consumer Staples                                               87,079,200
===============================================================================
Energy -- 18.1%
Energy Equipment & Services -- 1.1%
ENSCO International, Inc.                              760,000       48,434,800
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 17.0%
Anadarko Petroleum Corp.                               470,000       31,283,200
Apache Corp.                                           450,000       60,606,000
Chevron Corp. (b)                                    1,210,000      116,341,500
ConocoPhillips                                       1,100,000       94,765,000
Devon Energy Corp.                                     310,000       35,154,000
Exxon Mobil Corp.                                    2,260,000      210,338,200
Frontier Oil Corp.                                   1,210,000       30,068,500
Marathon Oil Corp.                                     480,000       21,873,600
Noble Energy, Inc. (b)                                 550,000       47,850,000
Occidental Petroleum Corp. (b)                         850,000       70,728,500
Valero Energy Corp.                                    940,000       45,919,000
                                                                 --------------
                                                                    764,927,500
-------------------------------------------------------------------------------
Total Energy                                                        813,362,300
===============================================================================
Financials -- 7.2%
Consumer Finance -- 1.1%
Capital One Financial Corp.                            890,000       47,170,000
-------------------------------------------------------------------------------
Diversified Financial Services -- 0.4%
Bank of America Corp.                                  290,000       10,886,600
JPMorgan Chase & Co.                                   160,000        7,624,000
                                                                 --------------
                                                                     18,510,600
-------------------------------------------------------------------------------
Insurance -- 5.7%
ACE Ltd.                                               330,000       19,895,700
The Allstate Corp. (b)                               1,080,000       54,388,800
Chubb Corp.                                            980,000       51,910,600
MetLife, Inc.                                          950,000       57,807,500
The Travelers Cos., Inc.                             1,110,000       55,944,000
UnumProvident Corp. (b)                                750,000       17,407,500
                                                                 --------------
                                                                    257,354,100
-------------------------------------------------------------------------------
Total Financials                                                    323,034,700
===============================================================================
Health Care -- 19.1%
Biotechnology -- 1.1%
Biogen Idec, Inc. (a)(b)                               840,000       50,979,600
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 3.1%
Baxter International, Inc.                             930,000       57,957,600
C.R. Bard, Inc.                                        530,000       49,910,100
Kinetic Concepts, Inc. (a)                             842,200       33,401,652
                                                                 --------------
                                                                    141,269,352
-------------------------------------------------------------------------------
Health Care Providers & Services -- 8.4%
Aetna, Inc.                                          1,150,000       50,140,000
AmerisourceBergen Corp.                                700,000       28,385,000
Cigna Corp.                                            490,000       20,927,900
Coventry Health Care, Inc. (a)(b)                      810,000       36,231,300
Express Scripts, Inc. (a)(b)                           710,000       49,714,200
Humana, Inc. (a)                                     1,000,000       47,790,000
Lincare Holdings, Inc. (a)                           1,010,000       24,583,400
McKesson Corp.                                         150,000        7,818,000
Medco Health Solutions, Inc. (a)                     1,070,000       53,007,800
UnitedHealth Group, Inc.                               170,000        5,547,100
WellPoint, Inc. (a)                                  1,070,000       53,232,500
                                                                 --------------
                                                                    377,377,200
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 1.4%
Applera Corp. -- Applied Biosystems Group              160,000        5,105,600
Invitrogen Corp. (a)                                   210,000       19,649,700
Waters Corp. (a)                                       590,000       36,261,400
                                                                 --------------
                                                                     61,016,700
-------------------------------------------------------------------------------
Pharmaceuticals -- 5.1%
Eli Lilly & Co.                                      1,180,000       56,805,200
Forest Laboratories, Inc. (a)                          320,000       11,107,200
Johnson & Johnson                                    1,040,000       69,773,600
Pfizer, Inc.                                         4,570,000       91,902,700
                                                                 --------------
                                                                    229,588,700
-------------------------------------------------------------------------------
Total Health Care                                                   860,231,552
===============================================================================

See Notes to Financial Statements.


16         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

Schedule of Investments (continued)              Master Large Cap Core Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
Industrials -- 12.6%
Aerospace & Defense -- 3.9%
Honeywell International, Inc.                          240,000   $   14,256,000
L-3 Communications Holdings, Inc.                      440,000       49,038,000
Lockheed Martin Corp. (b)                              560,000       59,382,400
Raytheon Co.                                           850,000       54,374,500
                                                                 --------------
                                                                    177,050,900
-------------------------------------------------------------------------------
Commercial Services & Supplies -- 1.1%
Allied Waste Industries, Inc. (a)                      620,700        7,671,852
The Brink's Co.                                         30,000        2,182,500
Waste Management, Inc.                               1,120,000       40,432,000
                                                                 --------------
                                                                     50,286,352
-------------------------------------------------------------------------------
Electrical Equipment -- 1.0%
Rockwell Automation, Inc. (b)                          790,000       42,841,700
-------------------------------------------------------------------------------
Industrial Conglomerates -- 1.5%
General Electric Co.                                 2,040,000       66,708,000
-------------------------------------------------------------------------------
Machinery -- 4.9%
AGCO Corp. (a)                                         700,000       42,091,000
Cummins, Inc.                                          590,000       36,963,500
Deere & Co.                                            650,000       54,645,500
Dover Corp.                                            410,000       20,282,700
Flowserve Corp.                                         90,000       11,168,100
Parker Hannifin Corp.                                  630,000       50,305,500
Toro Co. (b)                                           140,000        5,934,600
                                                                 --------------
                                                                    221,390,900
-------------------------------------------------------------------------------
Road & Rail -- 0.2%
Ryder System, Inc.                                     130,000        8,901,100
-------------------------------------------------------------------------------
Total Industrials                                                   567,178,952
===============================================================================
Information Technology -- 24.8%
Communications Equipment -- 1.3%
Cisco Systems, Inc. (a)                                290,000        7,435,600
Juniper Networks, Inc. (a)(b)                        1,880,000       51,925,600
                                                                 --------------
                                                                     59,361,200
-------------------------------------------------------------------------------
Computers & Peripherals -- 7.6%
Hewlett-Packard Co.                                  1,770,000       82,039,500
International Business Machines Corp.                  820,000       98,974,000
Lexmark International, Inc. Class A (a)(b)             380,000       11,928,200
Seagate Technology                                   2,550,000       48,118,500
Sun Microsystems, Inc. (a)                           3,250,000       50,895,000
Western Digital Corp. (a)                            1,680,000       48,703,200
                                                                 --------------
                                                                    340,658,400
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.7%
Avnet, Inc. (a)                                        760,000       19,904,400
Mettler Toledo International, Inc. (a)                 130,000       12,383,800
                                                                 --------------
                                                                     32,288,200
-------------------------------------------------------------------------------
IT Services -- 2.7%
Accenture Ltd. Class A                               1,360,000       51,068,000
Computer Sciences Corp. (a)                            792,900       34,562,511
Electronic Data Systems Corp.                        1,770,000       32,851,200
                                                                 --------------
                                                                    118,481,711
-------------------------------------------------------------------------------
Office Electronics -- 0.8%
Xerox Corp.                                          2,580,000       36,042,600
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 4.5%
Integrated Device Technology, Inc. (a)               1,340,000       14,324,600
Intersil Corp. Class A                                 330,000        8,817,600
KLA-Tencor Corp. (b)                                   780,000       34,070,400
Novellus Systems, Inc. (a)                           1,780,000       38,910,800
Texas Instruments, Inc. (b)                          1,950,000       56,862,000
Xilinx, Inc.                                         2,030,000       50,283,100
                                                                 --------------
                                                                    203,268,500
-------------------------------------------------------------------------------
Software -- 7.2%
BMC Software, Inc. (a)                               1,390,000       48,316,400
CA, Inc.                                               890,000       19,704,600
Compuware Corp. (a)                                  1,620,000       12,214,800
McAfee, Inc. (a)                                     1,280,000       42,560,000
Microsoft Corp.                                      3,530,000      100,675,600
Oracle Corp. (a)                                     3,510,000       73,183,500
Symantec Corp. (a)(b)                                  400,000        6,888,000
Synopsys, Inc. (a)                                     930,000       21,492,300
                                                                 --------------
                                                                    325,035,200
-------------------------------------------------------------------------------
Total Information Technology                                      1,115,135,811
===============================================================================
Materials -- 3.7%
Chemicals -- 0.5%
Eastman Chemical Co.                                   141,900       10,429,650
Monsanto Co.                                            90,000       10,261,800
                                                                 --------------
                                                                     20,691,450
-------------------------------------------------------------------------------
Containers & Packaging -- 1.4%
Owens-Illinois, Inc. (a)                               740,000       40,811,000
Packaging Corp. of America (b)                         910,000       20,001,800
                                                                 --------------
                                                                     60,812,800
-------------------------------------------------------------------------------
Metals & Mining -- 0.8%
Nucor Corp.                                            490,000       36,995,000
-------------------------------------------------------------------------------
Paper & Forest Products -- 1.0%
International Paper Co. (b)                          1,750,000       45,797,500
-------------------------------------------------------------------------------
Total Materials                                                     164,296,750
===============================================================================
Telecommunication Services -- 1.5%
Diversified Telecommunication Services -- 1.5%
AT&T Inc.                                              910,000       35,226,100
Qwest Communications International Inc. (b)          5,880,000       30,340,800
-------------------------------------------------------------------------------
Total Telecommunication Services                                     65,566,900
===============================================================================
Total Common Stocks
(Cost -- $4,242,502,765) -- 100.1%                                4,497,032,185
===============================================================================

                                                    Beneficial
                                                      Interest
Short-Term Securities                                    (000)
===============================================================================
BlackRock Liquidity Series, LLC
  Money Market Series, 2.85% (c)(d)(e)                $496,650      496,650,100
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $496,650,100) -- 11.0%                                     496,650,100
===============================================================================
Total Investments (Cost -- $4,739,152,865*) -- 111.1%             4,993,682,285

Liabilities in Excess of Other Assets -- (11.1%)                   (500,240,353)
                                                                 --------------
Net Assets -- 100.0%                                             $4,493,441,932
===============================================================================

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008         17

Schedule of Investments (concluded)              Master Large Cap Core Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .................................          $ 4,752,647,094
                                                                ===============
      Gross unrealized appreciation ..................          $   540,791,718
      Gross unrealized depreciation ..................             (299,756,527)
                                                                ---------------
      Net unrealized appreciation ....................          $   241,035,191
                                                                ===============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c)   Security was purchased with the cash proceeds from securities loans.
(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net
                                                       Activity        Interest
      Affiliate                                         (000)           Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                                   --        $    6,973
      BlackRock Liquidity Series, LLC
        Money Market Series                         $ (385,790)       $1,585,920
      --------------------------------------------------------------------------

(e)   Represents the current yield as of report date.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.


18         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)
                                               Master Large Cap Growth Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
Consumer Discretionary -- 11.2%
Leisure Equipment & Products -- 1.0%
Hasbro, Inc.                                           290,000   $   10,312,400
-------------------------------------------------------------------------------
Media -- 2.6%
Omnicom Group Inc.                                     234,000       11,171,160
Walt Disney Co.                                        460,000       14,917,800
                                                                 --------------
                                                                     26,088,960
-------------------------------------------------------------------------------
Specialty Retail -- 6.3%
AutoZone, Inc. (a)                                      90,000       10,867,500
Best Buy Co., Inc. (b)                                 289,000       12,432,780
GameStop Corp. Class A (a)(b)                          200,000       11,008,000
RadioShack Corp. (b)                                   540,000        7,506,000
Ross Stores, Inc.                                      320,000       10,716,800
TJX Cos., Inc. (b)                                     370,000       11,921,400
                                                                 --------------
                                                                     64,452,480
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 1.3%
Nike, Inc. Class B (b)                                 200,000       13,360,000
-------------------------------------------------------------------------------
Total Consumer Discretionary                                        114,213,840
===============================================================================
Consumer Staples -- 2.1%
Beverages -- 1.0%
Pepsi Bottling Group, Inc.                             293,000        9,877,030
-------------------------------------------------------------------------------
Personal Products -- 1.1%
Herbalife Ltd.                                         260,000       11,382,800
-------------------------------------------------------------------------------
Total Consumer Staples                                               21,259,830
===============================================================================
Energy -- 5.7%
Energy Equipment & Services -- 1.1%
ENSCO International, Inc.                              180,000       11,471,400
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 4.6%
Exxon Mobil Corp.                                      275,000       25,594,250
Noble Energy, Inc.                                     124,000       10,788,000
Valero Energy Corp.                                    220,000       10,747,000
                                                                 --------------
                                                                     47,129,250
-------------------------------------------------------------------------------
Total Energy                                                         58,600,650
===============================================================================
Financials -- 1.5%
Insurance -- 1.5%
PartnerRe Ltd.                                         140,000       10,357,200
Transatlantic Holdings, Inc.                            70,000        4,539,500
-------------------------------------------------------------------------------
Total Financials                                                     14,896,700
===============================================================================
Health Care -- 21.3%
Biotechnology -- 1.1%
Biogen Idec, Inc. (a)                                  180,000       10,924,200
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 4.1%
Baxter International, Inc.                             259,000       16,140,880
Becton Dickinson & Co.                                  10,000          894,000
C.R. Bard, Inc.                                        130,000       12,242,100
Kinetic Concepts, Inc. (a)                             270,000       10,708,200
St. Jude Medical, Inc. (a)                              40,000        1,751,200
                                                                 --------------
                                                                     41,736,380
-------------------------------------------------------------------------------
Health Care Providers & Services -- 7.4%
Aetna, Inc.                                            290,000       12,644,000
AmerisourceBergen Corp.                                265,000       10,745,750
Express Scripts, Inc. (a)(b)                           170,000       11,903,400
Humana, Inc. (a)                                        60,000        2,867,400
Laboratory Corp. of America Holdings (a)                10,000          756,200
Lincare Holdings, Inc. (a)                             430,000       10,466,200
Medco Health Solutions, Inc. (a)                       290,000       14,366,600
WellPoint, Inc. (a)                                    240,000       11,940,000
                                                                 --------------
                                                                     75,689,550
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 3.0%
Applera Corp. -- Applied Biosystems Group              350,000       11,168,500
Invitrogen Corp. (a)                                   110,000       10,292,700
Waters Corp. (a)                                       150,000        9,219,000
                                                                 --------------
                                                                     30,680,200
-------------------------------------------------------------------------------
Pharmaceuticals -- 5.7%
Eli Lilly & Co.                                        220,000       10,590,800
Forest Laboratories, Inc. (a)                          330,000       11,454,300
Johnson & Johnson                                      310,000       20,797,900
Pfizer, Inc.                                           177,600        3,571,536
Watson Pharmaceuticals, Inc. (a)                       360,000       11,174,400
                                                                 --------------
                                                                     57,588,936
-------------------------------------------------------------------------------
Total Health Care                                                   216,619,266
===============================================================================
Industrials -- 15.4%
Aerospace & Defense -- 6.1%
DRS Technologies, Inc.                                 181,000       11,301,640
General Dynamics Corp.                                 130,000       11,754,600
L-3 Communications Holdings, Inc.                      100,000       11,145,000
Lockheed Martin Corp.                                  151,000       16,012,040
Raytheon Co.                                           190,000       12,154,300
                                                                 --------------
                                                                     62,367,580
-------------------------------------------------------------------------------
Commercial Services & Supplies -- 3.3%
Allied Waste Industries, Inc. (a)                      670,000        8,281,200
The Brink's Co.                                         90,000        6,547,500
Steelcase, Inc. Class A (b)                            550,000        6,094,000
Waste Management, Inc.                                 349,000       12,598,900
                                                                 --------------
                                                                     33,521,600
-------------------------------------------------------------------------------
Electrical Equipment -- 1.2%
Hubbell, Inc. Class B                                  240,000       10,735,200
Rockwell Automation, Inc.                               30,000        1,626,900
                                                                 --------------
                                                                     12,362,100
-------------------------------------------------------------------------------
Machinery -- 4.8%
AGCO Corp. (a)                                         180,000       10,823,400
Deere & Co.                                            130,000       10,929,100
Dover Corp.                                            230,000       11,378,100
Flowserve Corp.                                         90,000       11,168,100
Toro Co. (b)                                           100,000        4,239,000
                                                                 --------------
                                                                     48,537,700
-------------------------------------------------------------------------------
Total Industrials                                                   156,788,980
===============================================================================

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008         19

Schedule of Investments (continued)            Master Large Cap Growth Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
Information Technology -- 36.7%
Communications Equipment -- 1.4%
Cisco Systems, Inc. (a)                                 70,000   $    1,794,800
Juniper Networks, Inc. (a)(b)                          440,000       12,152,800
                                                                 --------------
                                                                     13,947,600
-------------------------------------------------------------------------------
Computers & Peripherals -- 10.4%
Hewlett-Packard Co.                                    580,000       26,883,000
International Business Machines Corp.                  241,000       29,088,700
Lexmark International, Inc. Class A (a)                201,000        6,309,390
QLogic Corp. (a)                                       690,000       11,012,400
Seagate Technology                                     570,000       10,755,900
Sun Microsystems, Inc. (a)                             700,000       10,962,000
Western Digital Corp. (a)                              370,000       10,726,300
                                                                 --------------
                                                                    105,737,690
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 1.7%
Agilent Technologies, Inc. (a)                         225,000        6,797,250
Mettler Toledo International, Inc. (a)                 108,000       10,288,080
                                                                 --------------
                                                                     17,085,330
-------------------------------------------------------------------------------
IT Services -- 4.4%
Accenture Ltd. Class A                                 370,000       13,893,500
Affiliated Computer Services, Inc. Class A (a)         210,000       11,123,700
Electronic Data Systems Corp.                          420,000        7,795,200
Hewitt Associates, Inc. Class A (a)                    280,000       11,480,000
                                                                 --------------
                                                                     44,292,400
-------------------------------------------------------------------------------
Internet Software & Services -- 0.7%
eBay, Inc. (a)                                         240,000        7,509,600
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 6.2%
Integrated Device Technology, Inc. (a)                 690,000        7,376,100
Intersil Corp. Class A                                 380,000       10,153,600
KLA-Tencor Corp.                                       230,000       10,046,400
Novellus Systems, Inc. (a)                             370,000        8,088,200
Texas Instruments, Inc. (b)                            551,000       16,067,160
Xilinx, Inc. (b)                                       480,000       11,889,600
                                                                 --------------
                                                                     63,621,060
-------------------------------------------------------------------------------
Software -- 11.9%
BMC Software, Inc. (a)                                 320,000       11,123,200
CA, Inc.                                               500,000       11,070,000
Compuware Corp. (a)                                  1,410,000       10,631,400
McAfee, Inc. (a)                                       310,000       10,307,500
Microsoft Corp.                                      1,500,000       42,780,000
Oracle Corp. (a)                                     1,020,000       21,267,000
Symantec Corp. (a)                                     189,000        3,254,580
Synopsys, Inc. (a)                                     480,000       11,092,800
                                                                 --------------
                                                                    121,526,480
-------------------------------------------------------------------------------
Total Information Technology                                        373,720,160
===============================================================================
Materials -- 6.2%
Chemicals -- 2.6%
Monsanto Co.                                           161,000       18,357,220
The Mosaic Co. (a)(b)                                   70,000        8,575,700
                                                                 --------------
                                                                     26,932,920
-------------------------------------------------------------------------------
Containers & Packaging -- 2.2%
Crown Holdings, Inc. (a)                               130,000        3,489,200
Owens-Illinois, Inc. (a)                               201,000       11,085,150
Packaging Corp. of America                             360,000        7,912,800
                                                                 --------------
                                                                     22,487,150
-------------------------------------------------------------------------------
Metals & Mining -- 1.4%
Carpenter Technology Corp.                              50,000        2,564,000
Nucor Corp.                                            150,000       11,325,000
                                                                 --------------
                                                                     13,889,000
-------------------------------------------------------------------------------
Total Materials                                                      63,309,070
===============================================================================
Total Common Stocks
(Cost -- $1,001,752,394) -- 100.1%                                1,019,408,496
===============================================================================

                                                    Beneficial
                                                      Interest
Short-Term Securities                                    (000)
===============================================================================
BlackRock Liquidity Series, LLC
  Cash Sweep Series, 3.03% (c)(d)(f)                        --              194
BlackRock Liquidity Series, LLC
  Money Market Series, 2.85% (c)(d)(e)                 $83,392       83,392,350
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $83,392,544) -- 8.2%                                        83,392,544
===============================================================================
Total Investments (Cost -- $1,085,144,938*) -- 108.3%             1,102,801,040

Liabilities in Excess of Other Assets -- (8.3%)                     (84,896,315)
                                                                 --------------
Net Assets -- 100.0%                                             $1,017,904,725
                                                                 ==============

See Notes to Financial Statements.


20         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

Schedule of Investments (concluded)            Master Large Cap Growth Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...............................            $ 1,087,641,326
                                                                ===============
      Gross unrealized appreciation ................            $    83,313,771
      Gross unrealized depreciation ................                (68,154,057)
                                                                ---------------
      Net unrealized appreciation ..................            $    15,159,714
                                                                ===============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
                                                         Net
                                                       Activity        Interest
      Affiliate                                         (000)           Income
      -------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                            $  (1,956)      $  23,740
      BlackRock Liquidity Series, LLC
         Money Market Series                          $(112,515)      $ 315,848
      -------------------------------------------------------------------------

(d)   Represents the current yield as of report date.
(e)   Security was purchased with the cash proceeds from securities loans.
(f)   Amount is less than $1,000.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008         21

Schedule of Investments April 30, 2008 (Unaudited)
                                                Master Large Cap Value Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
Consumer Discretionary -- 4.8%
Household Durables -- 0.1%
NVR, Inc. (a)                                           10,000   $    6,135,000
-------------------------------------------------------------------------------
Internet & Catalog Retail -- 1.1%
Expedia, Inc. (a)(b)                                 2,070,000       52,288,200
-------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.1%
Hasbro, Inc.                                           130,000        4,622,800
-------------------------------------------------------------------------------
Media -- 1.6%
Walt Disney Co.                                      2,400,000       77,832,000
-------------------------------------------------------------------------------
Specialty Retail -- 1.9%
The Gap, Inc. (b)                                    3,080,000       57,349,600
RadioShack Corp. (b)                                 2,700,000       37,530,000
                                                                 --------------
                                                                     94,879,600
-------------------------------------------------------------------------------
Total Consumer Discretionary                                        235,757,600
===============================================================================
Consumer Staples -- 1.9%
Beverages -- 1.7%
Coca-Cola Enterprises, Inc. (b)                      1,440,000       32,400,000
Pepsi Bottling Group, Inc.                           1,440,000       48,542,400
                                                                 --------------
                                                                     80,942,400
-------------------------------------------------------------------------------
Food & Staples Retailing -- 0.1%
BJ's Wholesale Club, Inc. (a)(b)                       170,000        6,480,400
-------------------------------------------------------------------------------
Household Products -- 0.1%
Colgate-Palmolive Co.                                  100,000        7,070,000
-------------------------------------------------------------------------------
Total Consumer Staples                                               94,492,800
===============================================================================
Energy -- 23.3%
Energy Equipment & Services -- 1.8%
ENSCO International, Inc. (b)                          790,000       50,346,700
Tidewater, Inc. (b)                                    600,000       39,132,000
                                                                 --------------
                                                                     89,478,700
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 21.5%
Anadarko Petroleum Corp.                             1,060,000       70,553,600
Apache Corp.                                           100,000       13,468,000
Chevron Corp.                                        2,150,000      206,722,500
ConocoPhillips                                       1,800,000      155,070,000
Exxon Mobil Corp.                                    3,710,000      345,289,700
Marathon Oil Corp. (b)                               1,390,000       63,342,300
Noble Energy, Inc.                                     660,000       57,420,000
Occidental Petroleum Corp.                           1,220,000      101,516,200
Valero Energy Corp.                                    810,000       39,568,500
                                                                 --------------
                                                                  1,052,950,800
-------------------------------------------------------------------------------
Total Energy                                                      1,142,429,500
===============================================================================
Financials -- 18.5%
Capital Markets -- 1.1%
Ameriprise Financial, Inc.                           1,100,000       52,239,000
-------------------------------------------------------------------------------
Commercial Banks -- 0.3%
Comerica, Inc.                                         430,000       14,933,900
-------------------------------------------------------------------------------
Consumer Finance -- 1.3%
Capital One Financial Corp. (b)                      1,210,000       64,130,000
-------------------------------------------------------------------------------
Diversified Financial Services -- 1.9%
Bank of America Corp.                                  760,000       28,530,400
JPMorgan Chase & Co.                                   460,000       21,919,000
The NASDAQ Stock Market, Inc. (a)                    1,190,000       43,375,500
                                                                 --------------
                                                                     93,824,900
-------------------------------------------------------------------------------
Insurance -- 12.9%
ACE Ltd.                                             1,060,000       63,907,400
The Allstate Corp.                                   1,480,000       74,532,800
American Financial Group, Inc. (b)                     860,000       23,581,200
Chubb Corp.                                          1,260,000       66,742,200
Everest Re Group Ltd.                                  550,000       49,692,500
HCC Insurance Holdings, Inc.                           730,000       18,016,400
The Hanover Insurance Group, Inc.                      390,000       17,503,200
Hartford Financial Services Group, Inc.                110,000        7,839,700
MetLife, Inc. (b)                                    1,160,000       70,586,000
PartnerRe Ltd.                                         510,000       37,729,800
RenaissanceRe Holdings Ltd.                            690,000       35,493,600
The Travelers Cos., Inc.                             1,460,000       73,584,000
UnumProvident Corp. (b)                              2,460,000       57,096,600
W.R. Berkley Corp.                                   1,450,000       37,250,500
                                                                 --------------
                                                                    633,555,900
-------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 1.0%
Hudson City Bancorp, Inc.                            2,410,000       46,103,300
-------------------------------------------------------------------------------
Total Financials                                                    904,787,000
===============================================================================
Health Care -- 15.3%
Biotechnology -- 1.2%
Biogen Idec, Inc. (a)(b)                               970,000       58,869,300
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 0.7%
Kinetic Concepts, Inc. (a)                             910,000       36,090,600
-------------------------------------------------------------------------------
Health Care Providers & Services -- 5.9%
Aetna, Inc.                                          1,130,000       49,268,000
AmerisourceBergen Corp.                              1,260,000       51,093,000
Cigna Corp.                                            860,000       36,730,600
Coventry Health Care, Inc. (a)                         630,000       28,179,900
Humana, Inc. (a)                                       360,000       17,204,400
Medco Health Solutions, Inc. (a)                       960,000       47,558,400
WellPoint, Inc. (a)                                  1,200,000       59,700,000
                                                                 --------------
                                                                    289,734,300
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 2.2%
Applera Corp. -- Applied Biosystems Group (b)        1,730,000       55,204,300
Invitrogen Corp. (a)                                   560,000       52,399,200
                                                                 --------------
                                                                    107,603,500
-------------------------------------------------------------------------------
Pharmaceuticals -- 5.3%
Eli Lilly & Co. (b)                                  1,220,000       58,730,800
Johnson & Johnson                                      140,000        9,392,600
King Pharmaceuticals, Inc. (a)(b)                    1,330,000       12,488,700
Pfizer, Inc.                                         7,600,000      152,836,000
Watson Pharmaceuticals, Inc. (a)                       790,000       24,521,600
                                                                 --------------
                                                                    257,969,700
-------------------------------------------------------------------------------
Total Health Care                                                   750,267,400
===============================================================================

See Notes to Financial Statements.


22         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

Schedule of Investments (continued)             Master Large Cap Value Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
Industrials -- 16.7%
Aerospace & Defense -- 4.8%
DRS Technologies, Inc. (b)                             310,000     $ 19,356,400
General Dynamics Corp.                                 530,000       47,922,600
L-3 Communications Holdings, Inc. (b)                  530,000       59,068,500
Northrop Grumman Corp.                                 700,000       51,499,000
Raytheon Co.                                           920,000       58,852,400
                                                                 --------------
                                                                    236,698,900
-------------------------------------------------------------------------------
Commercial Services & Supplies -- 1.9%
R.R. Donnelley & Sons Co.                            1,210,000       37,074,400
Waste Management, Inc.                               1,560,000       56,316,000
                                                                 --------------
                                                                     93,390,400
-------------------------------------------------------------------------------
Electrical Equipment -- 0.1%
Hubbell, Inc. Class B                                  110,000        4,920,300
-------------------------------------------------------------------------------
Industrial Conglomerates -- 2.6%
General Electric Co.                                 3,860,000      126,222,000
-------------------------------------------------------------------------------
Machinery -- 7.1%
AGCO Corp. (a)(b)                                      740,000       44,496,200
Deere & Co.                                            840,000       70,618,800
Dover Corp.                                          1,170,000       57,879,900
Flowserve Corp.                                        270,000       33,504,300
Gardner Denver, Inc. (a)                               540,000       25,083,000
Parker Hannifin Corp. (b)                              770,000       61,484,500
SPX Corp.                                              470,000       57,810,000
                                                                 --------------
                                                                    350,876,700
-------------------------------------------------------------------------------
Road & Rail -- 0.2%
Ryder System, Inc.                                     120,000        8,216,400
-------------------------------------------------------------------------------
Total Industrials                                                   820,324,700
===============================================================================
Information Technology -- 13.0%
Communications Equipment -- 0.1%
Juniper Networks, Inc. (a)                              90,000        2,485,800
-------------------------------------------------------------------------------
Computers & Peripherals -- 4.5%
Hewlett-Packard Co.                                    990,000       45,886,500
International Business Machines Corp.                  610,000       73,627,000
QLogic Corp. (a)                                       620,000        9,895,200
Seagate Technology                                   2,620,000       49,439,400
Western Digital Corp. (a)(b)                         1,450,000       42,035,500
                                                                 --------------
                                                                    220,883,600
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.4%
Tech Data Corp. (a)                                    560,000       18,821,600
-------------------------------------------------------------------------------
IT Services -- 2.2%
Computer Sciences Corp. (a)                          1,100,000       47,949,000
Electronic Data Systems Corp.                        2,070,000       38,419,200
Hewitt Associates, Inc. Class A (a)                    510,000       20,910,000
                                                                 --------------
                                                                    107,278,200
-------------------------------------------------------------------------------
Office Electronics -- 1.0%
Xerox Corp.                                          3,490,000       48,755,300
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 1.4%
Integrated Device Technology, Inc. (a)                 900,000        9,621,000
KLA-Tencor Corp. (b)                                   480,000       20,966,400
Novellus Systems, Inc. (a)                           1,810,000       39,566,600
                                                                 --------------
                                                                     70,154,000
-------------------------------------------------------------------------------
Software -- 3.4%
BMC Software, Inc. (a)                               1,050,000       36,498,000
CA, Inc.                                             1,670,000       36,973,800
Compuware Corp. (a)                                  3,490,000       26,314,600
McAfee, Inc. (a)                                     1,360,000       45,220,000
Synopsys, Inc. (a)                                     920,000       21,261,200
                                                                 --------------
                                                                    166,267,600
-------------------------------------------------------------------------------
Total Information Technology                                        634,646,100
===============================================================================
Materials -- 4.6%
Chemicals -- 0.7%
FMC Corp.                                              580,000       36,412,400
-------------------------------------------------------------------------------
Containers & Packaging -- 1.0%
Owens-Illinois, Inc. (a)                               890,000       49,083,500
-------------------------------------------------------------------------------
Metals & Mining -- 1.8%
Carpenter Technology Corp.                             480,000       24,614,400
Nucor Corp. (b)                                        820,000       61,910,000
                                                                 --------------
                                                                     86,524,400
-------------------------------------------------------------------------------
Paper & Forest Products -- 1.1%
International Paper Co. (b)                          2,060,000       53,910,200
-------------------------------------------------------------------------------
Total Materials                                                     225,930,500
===============================================================================
Telecommunication Services -- 1.9%
Diversified Telecommunication
Services -- 1.9%
AT&T Inc.                                            2,130,000       82,452,300
Qwest Communications International Inc. (b)          1,660,000        8,565,600
-------------------------------------------------------------------------------
Total Telecommunication Services                                     91,017,900
===============================================================================
Total Common Stocks
(Cost -- $4,667,746,904) -- 100.0%                                4,899,653,500
===============================================================================

                                                    Beneficial
                                                      Interest
Short-Term Securities                                    (000)
===============================================================================
BlackRock Liquidity Series, LLC
  Cash Sweep Series, 3.03% (c)(d)                      $ 8,121        8,121,435
BlackRock Liquidity Series, LLC
  Money Market Series, 2.85% (c)(d)(e)                 457,634      457,633,600
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $465,755,035) -- 9.5%                                      465,755,035
===============================================================================
Total Investments
(Cost -- $5,133,501,939*) -- 109.5%                               5,365,408,535

Liabilities in Excess of Other Assets -- (9.5%)                    (466,375,162)
                                                                 --------------
Net Assets -- 100.0%                                             $4,899,033,373
                                                                 ==============

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008         23

Schedule of Investments (concluded)             Master Large Cap Value Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...................................         $5,142,842,955
                                                                 ==============

      Gross unrealized appreciation ....................         $  571,236,911
      Gross unrealized depreciation ....................           (348,671,331)
                                                                 --------------

      Net unrealized appreciation ......................         $  222,565,580
                                                                 ==============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                     Net
                                                   Activity            Interest
      Affiliate                                     (000)               Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                       $     8,111          $  107,561
      BlackRock Liquidity Series, LLC
         Money Market Series                     $  (113,459)         $1,137,422
      --------------------------------------------------------------------------

(d)   Represents the current yield as of report date.
(e)   Security was purchased with the cash proceeds from securities loans.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.


24         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

Statements of Assets and Liabilities                 Master Large Cap Series LLC

                                                                        Master Large          Master Large            Master Large
                                                                          Cap Core             Cap Growth              Cap Value
April 30, 2008 (Unaudited)                                               Portfolio              Portfolio              Portfolio
==================================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated 1,2 ...................          $4,497,032,185          $1,019,408,496        $4,899,653,500
Investments at value -- affiliated 3 .......................             496,650,100              83,392,544           465,755,035
Cash .......................................................                      --                      --                74,016
Investments sold receivable ................................              95,320,232              61,262,685            56,456,602
Contributions receivable ...................................               5,788,883               1,489,507            11,712,406
Dividends receivable .......................................               1,554,484                 213,860             2,276,000
Securities lending income receivable .......................                 186,700                  25,301               219,582
Other receivables ..........................................                 290,456                  10,421               181,175
Interest receivable -- affiliated ..........................                     115                      --                    --
Prepaid expenses ...........................................                   8,550                   1,955                 6,174
                                                                      ------------------------------------------------------------
Total assets ...............................................           5,096,831,705           1,165,804,769         5,436,334,490
                                                                      ------------------------------------------------------------
==================================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------------
Collateral on securities loaned at value ...................             496,650,100              83,392,350           457,633,600
Bank overdraft .............................................              11,087,813               1,507,603                    --
Investments purchased payable ..............................              80,619,075              58,305,059            63,032,797
Withdrawals payable ........................................              13,234,536               4,173,539            14,553,377
Investment advisory fees payable ...........................               1,709,571                 419,243             1,907,854
Other affiliates payable ...................................                  49,693                   6,085                42,514
Officer payable ............................................                     647                     172                   630
Other accrued expenses payable .............................                  38,338                  95,993               130,345
                                                                      ------------------------------------------------------------
Total liabilities ..........................................             603,389,773             147,900,044           537,301,117
                                                                      ------------------------------------------------------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Net Assets .................................................          $4,493,441,932          $1,017,904,725        $4,899,033,373
                                                                      ============================================================
==================================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------------
Investors' capital .........................................          $4,238,912,512          $1,000,248,623        $4,667,126,777
Net unrealized appreciation/depreciation ...................             254,529,420              17,656,102           231,906,596
                                                                      ------------------------------------------------------------
Net Assets .................................................          $4,493,441,932          $1,017,904,725        $4,899,033,373
                                                                      ============================================================
  1  Cost -- unaffiliated ..................................          $4,242,502,765          $1,001,752,394        $4,667,746,904
                                                                      ============================================================
  2  Securities loaned at value ............................          $  476,946,809          $   79,959,881        $  440,198,588
                                                                      ============================================================
  3  Cost -- affiliated ....................................          $  496,650,100          $   83,392,544        $  465,755,035
                                                                      ============================================================

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008         25

Statements of Operations                             Master Large Cap Series LLC

                                                                        Master Large          Master Large        Master Large
                                                                          Cap Core             Cap Growth          Cap Value
Six Months Ended April 30, 2008 (Unaudited)                              Portfolio              Portfolio          Portfolio
==============================================================================================================================
Investment Income
------------------------------------------------------------------------------------------------------------------------------
Dividends .........................................................    $    30,168,153     $     5,826,725     $    38,507,505
Securities lending ................................................          1,585,920             315,848           1,137,422
Interest from affiliates ..........................................              6,973              23,740             107,561
                                                                       -------------------------------------------------------
Total income ......................................................         31,761,046           6,166,313          39,752,488
                                                                       -------------------------------------------------------
==============================================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------------------------
Investment advisory ...............................................         11,134,291           2,698,199          11,770,230
Accounting services ...............................................            356,414             168,395             355,243
Custodian .........................................................            208,514              50,785             178,614
Professional ......................................................             46,228              25,452              41,944
Officer and Directors .............................................             34,414              14,280              36,949
Printing ..........................................................              2,875                 663               2,792
Miscellaneous .....................................................             38,269              10,503              40,891
                                                                       -------------------------------------------------------
Total expenses ....................................................         11,821,005           2,968,277          12,426,663
                                                                       -------------------------------------------------------
Net investment income .............................................         19,940,041           3,198,036          27,325,825
                                                                       -------------------------------------------------------
==============================================================================================================================
Realized and Unrealized Loss
------------------------------------------------------------------------------------------------------------------------------
Realized loss from investments ....................................       (186,163,412)        (24,453,582)       (159,505,085)
Net change in unrealized appreciation/depreciation on investments .       (994,381,427)       (174,501,487)       (484,286,844)
                                                                       -------------------------------------------------------
Total realized and unrealized loss ................................     (1,180,544,839)       (198,955,069)       (643,791,929)
                                                                       -------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations ..............    $(1,160,604,798)    $  (195,757,033)    $  (616,466,104)
                                                                       =======================================================

See Notes to Financial Statements.


26         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

Statements of Changes in Net Assets                  Master Large Cap Series LLC

                                                                                                Master Large Cap Core Portfolio
                                                                                           ----------------------------------------
                                                                                              Six Months
                                                                                                Ended
                                                                                               April 30,               Year Ended
                                                                                                 2008                  October 31,
Increase (Decrease) in Net Assets:                                                            (Unaudited)                 2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ............................................................         $    19,940,041          $    27,760,104
Net realized gain (loss) .........................................................            (186,163,412)             527,140,752
Net change in unrealized appreciation/depreciation ...............................            (994,381,427)             308,789,197
                                                                                           ----------------------------------------
Net increase (decrease) in net assets resulting from operations ..................          (1,160,604,798)             863,690,053
                                                                                           ----------------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ......................................................             650,312,857            1,128,729,030
Fair value of withdrawals ........................................................            (645,997,116)            (219,326,884)
                                                                                           ----------------------------------------
Net increase in net assets derived from capital transactions .....................               4,315,741              909,402,146
                                                                                           ----------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ..........................................          (1,156,289,057)           1,773,092,199
Beginning of period ..............................................................           5,649,730,989            3,876,638,790
                                                                                           ----------------------------------------
End of period ....................................................................         $ 4,493,441,932          $ 5,649,730,989
                                                                                           ========================================

Statements of Changes in Net Assets                  Master Large Cap Series LLC

                                                                                               Master Large Cap Growth Portfolio
                                                                                           ----------------------------------------
                                                                                              Six Months
                                                                                                Ended
                                                                                               April 30,               Year Ended
                                                                                                 2008                  October 31,
Increase (Decrease) in Net Assets:                                                            (Unaudited)                 2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ................................................................       $     3,198,036        $     2,458,062
Net realized gain (loss) .............................................................           (24,453,582)            69,759,009
Net change in unrealized appreciation/depreciation ...................................          (174,501,487)            89,197,066
                                                                                             --------------------------------------
Net increase (decrease) in net assets resulting from operations ......................          (195,757,033)           161,414,137
                                                                                             --------------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ..........................................................           361,089,024            596,750,862
Fair value of withdrawals ............................................................          (381,422,494)          (309,546,572)
                                                                                             --------------------------------------
Net increase (decrease) in net assets derived from capital transactions ..............           (20,333,470)           287,204,290
                                                                                             --------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ..............................................          (216,090,503)           448,618,427
Beginning of period ..................................................................         1,233,995,228            785,376,801
                                                                                             --------------------------------------
End of period ........................................................................       $ 1,017,904,725        $ 1,233,995,228
                                                                                             ======================================

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008         27

Statements of Changes in Net Assets                  Master Large Cap Series LLC

                                                                                                Master Large Cap Value Portfolio
                                                                                           ----------------------------------------
                                                                                              Six Months
                                                                                                Ended
                                                                                               April 30,               Year Ended
                                                                                                 2008                  October 31,
Increase (Decrease) in Net Assets:                                                            (Unaudited)                 2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ............................................................         $    27,325,825          $    45,367,286
Net realized gain (loss) .........................................................            (159,505,085)             338,339,351
Net change in unrealized appreciation/depreciation ...............................            (484,286,844)             147,211,110
                                                                                           ----------------------------------------
Net increase (decrease) in net assets resulting from operations ..................            (616,466,104)             530,917,747
                                                                                           ----------------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ......................................................           1,382,831,256            2,162,748,781
Fair value of withdrawals ........................................................          (1,259,486,330)          (1,229,437,681)
                                                                                           ----------------------------------------
Net increase in net assets derived from capital transactions .....................             123,344,926              933,311,100
                                                                                           ----------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ..........................................            (493,121,178)           1,464,228,847
Beginning of period ..............................................................           5,392,154,551            3,927,925,704
                                                                                           ----------------------------------------
End of period ....................................................................         $ 4,899,033,373          $ 5,392,154,551
                                                                                           ========================================

See Notes to Financial Statements.


28         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

Financial Highlights                                 Master Large Cap Series LLC

                                                               Master Large Cap Core Portfolio
                                      ------------------------------------------------------------------------------
                                       Six Months
                                         Ended
                                        April 30,                         Year Ended October 31,
                                          2008        --------------------------------------------------------------
                                       (Unaudited)       2007          2006        2005          2004        2003
====================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------
Total investment return ............      (15.66%) 1       13.94%       17.32%       18.35%        9.61%       25.11%
                                      ==============================================================================
====================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------
Total expenses .....................        0.49% 2         0.49%        0.49%        0.51%        0.52%        0.54%
                                      ==============================================================================
Net investment income ..............        0.82% 2         0.63%        0.58%        0.72%        0.57%        0.48%
                                      ==============================================================================
====================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ....  $4,493,442      $5,649,731   $3,876,639   $2,666,699   $1,831,300   $1,454,109
                                      ==============================================================================
Portfolio turnover .................          52%             96%          88%          94%         136%         139%
                                      ==============================================================================

1     Aggregate total investment return.
2     Annualized.

Financial Highlights                                 Master Large Cap Series LLC

                                                               Master Large Cap Growth Portfolio
                                      ------------------------------------------------------------------------------
                                       Six Months
                                         Ended
                                        April 30,                         Year Ended October 31,
                                          2008        --------------------------------------------------------------
                                       (Unaudited)       2007          2006        2005          2004        2003
====================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------
Total investment return .............     (15.76%) 1       17.47%       14.05%       12.47%        5.42%       25.01%
                                      ==============================================================================
====================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------
Total expenses ......................       0.55% 2         0.56%        0.56%        0.57%        0.59%        0.61%
                                      ==============================================================================
Net investment income ...............       0.59% 2         0.25%        0.26%        0.33%        0.09%        0.04%
                                      ==============================================================================
====================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..... $1,017,905      $1,233,995   $  785,377   $  489,398   $  344,400   $  250,166
                                      ==============================================================================
Portfolio turnover ..................         73%             87%         117%         132%         165%         178%
                                      ==============================================================================

1     Aggregate total investment return.
2     Annualized.

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008         29

Financial Highlights (concluded)                     Master Large Cap Series LLC

                                                            Master Large Cap Value Portfolio
                                      ------------------------------------------------------------------------------
                                       Six Months
                                         Ended
                                        April 30,                         Year Ended October 31,
                                          2008        --------------------------------------------------------------
                                       (Unaudited)       2007          2006        2005          2004        2003
====================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------
Total investment return .......           (11.39%) 1       12.72%       18.48%       21.93%       14.57%       27.05%
                                      ==============================================================================
====================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------
Total expenses ................             0.51% 2         0.51%        0.53%        0.55%        0.56%        0.57%
                                      ==============================================================================
Net investment income .........             1.11% 2         0.95%        0.73%        0.80%        0.93%        0.97%
                                      ==============================================================================
====================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)       $4,899,033      $5,392,155   $3,927,926   $1,535,988   $  810,489   $  515,257
                                      ==============================================================================
Portfolio turnover ............               45%             72%          71%          95%         128%         157%
                                      ==============================================================================

1     Aggregate total investment return.
2     Annualized.

See Notes to Financial Statements.


30         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

Notes to Financial Statements (Unaudited)            Master Large Cap Series LLC

1. Significant Accounting Policies:

Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (the "Portfolios" or individually, a "Portfolio") constitute Master Large Cap Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolios' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Portfolios:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that a Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when a Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

Securities Lending: The Portfolios may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. A Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where a Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. A Portfolio may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. A Portfolio may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, a Portfolio could experience delays and costs in gaining access to the collateral. A Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective April 30, 2008, each Portfolio implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Portfolios, and has determined that the adoption of FIN 48 does not have a material impact on any Portfolios' financial statements. The Portfolios file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Portfolios' U.S. federal tax returns remains open for the years ended October 31, 2004 through October 31, 2006. The statutes of limitations on the Portfolios' state and local tax returns may remain open for an additional year depending upon the jurisdiction.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008         31

Notes to Financial Statements (continued)            Master Large Cap Series LLC

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Portfolios' financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted at the beginning of a fiscal year that begins on or before November 15, 2007 provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Portfolios' financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Portfolios' financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: Master Large Cap Core Portfolio and Master Large Cap Growth Portfolio recorded a bank overdraft, which resulted from management estimates of available cash.

Other: Expenses directly related to one of the Portfolios are charged to that Portfolio. Other operating expenses shared by several Portfolios are pro-rated among those Portfolios on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of each Portfolio, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. Master Large Cap Core Portfolio pays a monthly fee at an annual rate of 0.50% of the average daily net assets not exceeding $1 billion, 0.45% of average daily net assets in excess of $1 billion but not exceeding $5 billion and 0.40% of average daily net assets in excess of $5 billion; Master Large Cap Growth Portfolio pays a monthly fee at an annual rate of 0.50% of the average daily net assets not exceeding $5 billion and 0.45% of average daily net assets in excess of $5 billion; and Master Large Cap Value Portfolio pays a monthly fee at an annual rate of 0.50% of the average daily net assets not exceeding $3 billion and 0.45% of average daily net assets in excess of $3 billion. For the six months ended April 30, 2008, each Portfolio reimbursed the Advisor for certain accounting services, which are included in accounting services expenses in the Statements of Operations. The reimbursements were as follows:

--------------------------------------------------------------------------------
                                                                      Accounting
                                                                       Services
--------------------------------------------------------------------------------
Master Large Cap Core Portfolio ..............................         $39,010
Master Large Cap Growth Portfolio ............................         $ 9,096
Master Large Cap Value Portfolio .............................         $40,149
--------------------------------------------------------------------------------

In addition, the Advisor has entered into a separate sub-advisory agreement, with respect to each Portfolio, with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by a Portfolio to the Advisor.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of April 30, 2008, Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio lent securities with values of $237,892,898, $24,365,614 and $98,941,104, respectively. Pursuant to that order each Portfolio has


32         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

Notes to Financial Statements (concluded)            Master Large Cap Series LLC

retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of a Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended April 30, 2008, BIM received $392,006, $78,061 and $282,595 in securities lending agent fees for Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio, respectively.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2008 were as follows:

--------------------------------------------------------------------------------
                                                 Purchases             Sales
--------------------------------------------------------------------------------
Master Large Cap Core Portfolio ..........     $2,560,109,067     $2,824,750,819
Master Large Cap Growth Portfolio ........     $  752,717,410     $  770,612,277
Master Large Cap Value Portfolio .........     $2,395,446,162     $2,254,389,962
--------------------------------------------------------------------------------

4. Short-Term Borrowings:

The Master LLC, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. A Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. A Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. Each Portfolio pays a commitment fee of 0.06% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolios did not borrow under the credit agreement during the six months ended April 30, 2008.

5. Acquisitions:

Master Large Cap Core

On September 24, 2007, an investor of Master Large Cap Core Portfolio ("Master Large Cap Core") acquired all of the net assets of BlackRock Investment Trust Portfolio of BlackRock Funds ("Investment Trust"), pursuant to a plan of reorganization. As a result of the reorganization, which included $286,539,853, of net unrealized appreciation, the Master Large Cap Core Portfolio received an in-kind contribution of portfolio securities.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008         33

Officers and Directors

David O. Beim, Director
Richard S. Davis, Director
Ronald W. Forbes, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Rodney D. Johnson, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Custodian

Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


34         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008         35

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Funds' website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds' electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds vote proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds' Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.


36         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008         37

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


38         BLACKROCK LARGE CAP SERIES FUNDS, INC.        APRIL 30, 2008

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds' current prospectus. Past performance results shown in these reports should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Large Cap Series Funds, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #LCSRP-4/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: June 23, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: June 23, 2008